PRUDENTIAL TOTAL RETURN BOND FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is total return.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 27 of the Fund's Prospectus and in Rights of Accumulation on page 55 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL TOTAL RETURN BOND FUND - USD ($)	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL TOTAL RETURN BOND FUND		Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
+ Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.75%	none
+ Other expenses		0.16%	0.16%	0.16%	0.03%	0.16%	0.16%
= Total annual Fund operating expenses		0.87%	1.62%	1.62%	0.49%	1.37%	0.62%
– Fee waiver and/or expense reimbursement		(0.04%)	(0.04%)	(0.04%)	(0.03%)	(0.29%)	(0.04%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.83%	1.58%	1.58%	0.46%	1.08%	0.58%
[1]	The manager has contractually agreed, through February 28, 2017, to reimburse and/or waive fees so that: (1) the Fund's net annual operating expenses do not exceed 0.46% of the Fund's average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency / sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions); and (2) the Fund's net annual operating expenses do not exceed 0.58% of the Fund's average daily net assets (exclusive of 12b-1 fees, extraordinary expenses and certain other expenses, such as taxes, interest, and brokerage commissions, but inclusive of transfer agency/sub-transfer agency fees and networking expenses). Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through February 28, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund's Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL TOTAL RETURN BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	531	711	907	1,471
Class B	661	807	978	1,624
Class C	261	507	878	1,919
Class Q	47	154	271	613
Class R	110	405	722	1,621
Class Z	59	194	342	770

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL TOTAL RETURN BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	531	711	907	1,471
Class B	161	507	878	1,624
Class C	161	507	878	1,919
Class Q	47	154	271	613
Class R	110	405	722	1,621
Class Z	59	194	342	770

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund will seek to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's investment subadviser. The Fund invests, under normal circumstances, at least 80% of the Fund's investable assets in bonds. For purposes of this policy, bonds include all fixed-income securities, other than preferred stock, with a maturity at date of issue of greater than one year. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund's investment subadviser allocates assets among different debt securities, including (but not limited to) US Government securities, mortgage-related and asset-backed securities, corporate debt securities and foreign securities. The Fund may invest up to 30% of its investable assets in high risk, below investment-grade securities having a rating of not lower than CCC. These securities are also known as high-yield debt securities or junk bonds. The Fund may invest up to 30% of its investable assets in foreign debt securities.

Some (but not all) of the US Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the US Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These include obligations of the Government National Mortgage Association (GNMA or “Ginnie Mae”), the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or “Fannie Mae”), the Student Loan Marketing Association (SLMA or “Sallie Mae”), the Federal Home Loan Mortgage Corporation (FHLMC or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the US Government. However, these issuers have the right to borrow from the US Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Mortgages and Mortgage-Related Securities Risk. Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to changes in prepayments of the underlying mortgages.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Although the US Government has provided support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the Prospectus.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver and/or expense reimbursement and the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return for Class A shares from January 1, 2015 through September 30, 2015 was 0.54%.

Best Quarter:	Worst Quarter:
7.82%	-3.35%
3rd Quarter 2009	2nd Quarter 2013

Average Annual Total Returns % (including sales charges) (as of 12-31-14)
Average Annual Total Returns - PRUDENTIAL TOTAL RETURN BOND FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B Shares	1.26%	5.73%	5.34%
Class C Shares	5.00%	5.70%	5.31%
Class Q Shares	7.25%			6.10%	Dec. 27, 2010
Class R Shares	6.52%	6.18%		6.36%	Jan. 14, 2008
Class Z Shares	7.09%	6.66%	6.17%
Class A Shares	1.99%	5.45%	5.43%
Class A Shares | Return After Taxes on Distributions	0.49%	3.80%	3.73%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.14%	3.60%	3.56%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
Lipper Core Plus Bond Funds Average (reflects no deduction for sales charges or taxes)	5.21%	5.23%	4.97%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.